Reserves (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Reserves
Capital contribution reserve		$ 4,591	$ 3,652	$ 4,591	$ 3,452
Foreign currency translation reserve	$ 3,044	3,285	2,626	2,394	1,015
Share-based payment reserve	22,692	4	$ 4	4	$ 4
Closing Balance	$ 25,736	$ 7,880		$ 5,850